Columbia Variable Portfolio – Income Opportunities Fund
First Quarter Report
March 31, 2025 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – Income Opportunities Fund, March 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 0.0%
Issuer	Shares	Value ($)
Communication Services 0.0%
Media 0.0%
Haights Cross Communications, Inc.(a),(b),(c)	27,056	0
Telesat Corp.(b)	6	113
Ziff Davis Holdings, Inc.(a),(b),(c)	553	6
Total		119
Total Communication Services		119
Consumer Discretionary 0.0%
Automobile Components 0.0%
Lear Corp.	216	19,055
Total Consumer Discretionary		19,055
Industrials 0.0%
Commercial Services & Supplies 0.0%
Quad/Graphics, Inc.	1,277	6,960
Total Industrials		6,960
Utilities —%
Independent Power and Renewable Electricity Producers —%
Calpine Corp. Escrow(a),(b),(c)	6,049,000	0
Total Utilities		0
Total Common Stocks (Cost $331,985)		26,134

Convertible Bonds 0.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Electric 0.3%
NextEra Energy Partners LP(d)
06/15/2026	2.500%	1,617,608	1,542,389
Total Convertible Bonds (Cost $1,545,147)			1,542,389

Corporate Bonds & Notes 96.8%

Aerospace & Defense 1.9%
Axon Enterprise, Inc.(d)
03/15/2030	6.125%	247,000	249,527
03/15/2033	6.250%	206,000	208,554
Bombardier, Inc.(d)
04/15/2027	7.875%	79,000	79,238
11/15/2030	8.750%	477,000	503,895
Moog, Inc.(d)
12/15/2027	4.250%	447,000	430,561
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Spirit AeroSystems, Inc.(d)
11/30/2029	9.375%	482,000	515,302
11/15/2030	9.750%	474,000	523,768
TransDigm, Inc.(d)
08/15/2028	6.750%	357,000	362,415
03/01/2029	6.375%	2,048,000	2,069,899
03/01/2032	6.625%	3,299,000	3,340,523
01/15/2033	6.000%	1,306,000	1,284,814
Total			9,568,496
Airlines 0.8%
American Airlines, Inc.(d)
05/15/2029	8.500%	996,000	1,011,235
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(d)
04/20/2029	5.750%	3,395,138	3,321,317
Total			4,332,552
Automotive 1.6%
Adient Global Holdings Ltd.(d)
02/15/2033	7.500%	282,000	263,050
American Axle & Manufacturing, Inc.
04/01/2027	6.500%	50,000	48,549
10/01/2029	5.000%	845,000	728,155
Clarios Global LP/US Finance Co.(d)
02/15/2030	6.750%	1,006,000	1,016,308
Goodyear Tire & Rubber Co. (The)
07/15/2029	5.000%	554,000	514,045
04/30/2033	5.625%	872,000	776,873
IHO Verwaltungs GmbH(d),(e)
11/15/2030	7.750%	607,000	598,398
11/15/2032	8.000%	1,352,000	1,297,049
KAR Auction Services, Inc.(d)
06/01/2025	5.125%	364,000	361,892
ZF North America Capital, Inc.(d)
04/14/2030	7.125%	790,000	761,445
04/23/2032	6.875%	2,183,000	2,022,209
Total			8,387,973
Banking 0.0%
Ally Financial, Inc.(f)
Subordinated
01/17/2040	6.646%	72,000	69,721
Brokerage/Asset Managers/Exchanges 1.5%
AG Issuer LLC(d)
03/01/2028	6.250%	787,000	774,116

Columbia Variable Portfolio – Income Opportunities Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Income Opportunities Fund, March 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AG TTMT Escrow Issuer LLC(d)
09/30/2027	8.625%	2,396,000	2,456,061
Aretec Escrow Issuer 2, Inc.(d)
08/15/2030	10.000%	3,022,000	3,247,563
Focus Financial Partners LLC(d)
09/15/2031	6.750%	1,033,000	1,018,557
Total			7,496,297
Building Materials 1.2%
American Builders & Contractors Supply Co., Inc.(d)
01/15/2028	4.000%	420,000	401,659
11/15/2029	3.875%	854,000	783,233
Beacon Roofing Supply, Inc.(d)
11/15/2026	4.500%	514,000	513,527
08/01/2030	6.500%	175,000	184,191
Masterbrand, Inc.(d)
07/15/2032	7.000%	500,000	499,710
Quikrete Holdings, Inc.(d)
03/01/2032	6.375%	1,882,000	1,892,015
03/01/2033	6.750%	695,000	692,628
Standard Building Solutions, Inc.(d)
08/15/2032	6.500%	346,000	346,147
Standard Industries, Inc.(d)
01/15/2028	4.750%	533,000	516,038
07/15/2030	4.375%	558,000	514,700
Total			6,343,848
Cable and Satellite 5.3%
CCO Holdings LLC/Capital Corp.(d)
05/01/2027	5.125%	787,000	774,959
06/01/2029	5.375%	1,055,000	1,020,882
03/01/2030	4.750%	4,190,000	3,882,747
08/15/2030	4.500%	3,366,000	3,064,872
02/01/2031	4.250%	691,000	612,209
02/01/2032	4.750%	2,977,000	2,643,288
01/15/2034	4.250%	1,242,000	1,021,622
CCO Holdings LLC/Capital Corp.
05/01/2032	4.500%	175,000	152,149
DISH Network Corp.(d)
11/15/2027	11.750%	2,722,000	2,867,979
EchoStar Corp.
11/30/2029	10.750%	1,943,075	2,042,465
EchoStar Corp.(e)
11/30/2030	6.750%	878,000	796,998
Sirius XM Radio, Inc.(d)
09/01/2026	3.125%	338,000	327,522
08/01/2027	5.000%	1,057,000	1,032,676
07/15/2028	4.000%	1,108,000	1,032,738
07/01/2030	4.125%	2,011,000	1,788,248
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Virgin Media Finance PLC(d)
07/15/2030	5.000%	1,185,000	1,010,088
Virgin Media Secured Finance PLC(d)
05/15/2029	5.500%	172,000	162,940
VZ Secured Financing BV(d)
01/15/2032	5.000%	3,174,000	2,756,291
Ziggo BV(d)
01/15/2030	4.875%	328,000	300,409
Total			27,291,082
Chemicals 4.7%
Ashland LLC(d)
09/01/2031	3.375%	2,172,000	1,868,185
Avient Corp.(d)
08/01/2030	7.125%	748,000	764,040
11/01/2031	6.250%	56,000	55,497
Axalta Coating Systems Dutch Holding B BV(d)
02/15/2031	7.250%	1,256,000	1,298,453
Axalta Coating Systems LLC(d)
02/15/2029	3.375%	1,422,000	1,302,724
Celanese US Holdings LLC
04/15/2030	6.500%	305,000	302,852
07/15/2032	6.629%	361,000	370,780
04/15/2033	6.750%	1,731,000	1,680,880
11/15/2033	6.950%	799,000	835,057
Cheever Escrow Issuer LLC(d)
10/01/2027	7.125%	320,000	320,323
Element Solutions, Inc.(d)
09/01/2028	3.875%	1,091,000	1,027,456
HB Fuller Co.
10/15/2028	4.250%	109,000	103,391
Herens Holdco Sarl(d)
05/15/2028	4.750%	413,000	371,947
INEOS Finance PLC(d)
04/15/2029	7.500%	995,000	991,142
INEOS Quattro Finance 2 PLC(d)
03/15/2029	9.625%	1,980,000	2,056,268
Ingevity Corp.(d)
11/01/2028	3.875%	1,138,000	1,062,432
Innophos Holdings, Inc.(d)
06/15/2029	11.500%	342,000	355,252
Methanex US Operations, Inc.(d)
03/15/2032	6.250%	792,000	771,743
Olympus Water US Holding Corp.(d)
10/01/2028	4.250%	1,396,000	1,289,785
11/15/2028	9.750%	1,708,000	1,775,057
06/15/2031	7.250%	1,782,000	1,753,560
Columbia Variable Portfolio – Income Opportunities Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Income Opportunities Fund, March 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WR Grace Holdings LLC(d)
06/15/2027	4.875%	1,315,000	1,273,359
08/15/2029	5.625%	833,000	716,848
03/01/2031	7.375%	1,752,000	1,751,453
Total			24,098,484
Construction Machinery 1.2%
H&E Equipment Services, Inc.(d)
12/15/2028	3.875%	549,000	547,616
Herc Holdings, Inc.(d)
07/15/2027	5.500%	1,301,000	1,296,334
06/15/2029	6.625%	1,250,000	1,255,019
Ritchie Bros Holdings, Inc.(d)
03/15/2028	6.750%	759,000	775,892
03/15/2031	7.750%	1,967,000	2,058,077
Total			5,932,938
Consumer Cyclical Services 1.0%
Arches Buyer, Inc.(d)
06/01/2028	4.250%	2,815,000	2,569,993
Match Group, Inc.(d)
06/01/2028	4.625%	342,000	328,207
02/15/2029	5.625%	2,098,000	2,055,077
Total			4,953,277
Consumer Products 1.5%
CD&R Smokey Buyer, Inc./Radio Systems Corp.(d)
10/15/2029	9.500%	1,810,000	1,652,496
Newell Brands, Inc.
09/15/2027	6.375%	771,000	775,792
05/15/2030	6.375%	775,000	755,376
05/15/2032	6.625%	776,000	755,773
Opal Bidco SAS(d),(g)
03/31/2032	6.500%	973,000	973,000
Prestige Brands, Inc.(d)
01/15/2028	5.125%	802,000	787,683
Scotts Miracle-Gro Co. (The)
04/01/2031	4.000%	586,000	513,562
02/01/2032	4.375%	1,451,000	1,273,560
Total			7,487,242
Diversified Manufacturing 2.9%
Amsted Industries, Inc.(d)
03/15/2033	6.375%	254,000	252,450
Chart Industries, Inc.(d)
01/01/2030	7.500%	737,000	765,164
Emerald Debt Merger Sub LLC(d)
12/15/2030	6.625%	2,029,000	2,032,762
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
EMRLD Borrower LP/Co-Issuer, Inc.(d)
07/15/2031	6.750%	753,000	757,176
Esab Corp.(d)
04/15/2029	6.250%	1,030,000	1,045,471
Gates Corp. (The)(d)
07/01/2029	6.875%	748,000	761,469
Madison IAQ LLC(d)
06/30/2028	4.125%	294,000	277,381
Resideo Funding, Inc.(d)
09/01/2029	4.000%	2,215,000	2,022,036
07/15/2032	6.500%	1,287,000	1,285,104
Vertical US Newco, Inc.(d)
07/15/2027	5.250%	1,840,000	1,807,889
Wesco Distribution, Inc.(d)
03/15/2033	6.375%	530,000	532,599
WESCO Distribution, Inc.(d)
06/15/2028	7.250%	503,000	509,462
03/15/2029	6.375%	1,274,000	1,289,907
03/15/2032	6.625%	1,516,000	1,538,688
Total			14,877,558
Electric 5.9%
Alpha Generation LLC(d)
10/15/2032	6.750%	1,031,000	1,031,714
Atlantica Sustainable Infrastructure PLC(d)
06/15/2028	4.125%	527,000	495,353
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC(d)
02/15/2032	6.375%	1,049,000	1,015,624
Clearway Energy Operating LLC(d)
03/15/2028	4.750%	964,000	934,080
02/15/2031	3.750%	2,339,000	2,057,792
01/15/2032	3.750%	1,795,000	1,538,737
Leeward Renewable Energy Operations LLC(d)
07/01/2029	4.250%	843,000	742,836
Long Ridge Energy LLC(d)
02/15/2032	8.750%	1,148,000	1,110,142
NextEra Energy Operating Partners LP(d)
10/15/2026	3.875%	1,923,000	1,850,988
09/15/2027	4.500%	464,000	432,295
01/15/2029	7.250%	819,000	807,276
NRG Energy, Inc.(d)
06/15/2029	5.250%	2,639,000	2,571,885
07/15/2029	5.750%	29,000	28,538
02/15/2031	3.625%	1,449,000	1,285,048
02/01/2033	6.000%	164,000	159,819
11/01/2034	6.250%	1,051,000	1,034,943
Pattern Energy Operations LP/Inc.(d)
08/15/2028	4.500%	193,000	179,399

Columbia Variable Portfolio – Income Opportunities Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Income Opportunities Fund, March 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PG&E Corp.
07/01/2028	5.000%	141,000	137,273
PG&E Corp.(f)
03/15/2055	7.375%	660,000	650,604
TerraForm Power Operating LLC(d)
01/31/2028	5.000%	2,678,000	2,590,950
01/15/2030	4.750%	1,667,000	1,547,525
Vistra Operations Co. LLC(d)
02/15/2027	5.625%	585,000	583,058
07/31/2027	5.000%	154,000	151,818
10/15/2031	7.750%	2,464,000	2,581,597
04/15/2032	6.875%	2,524,000	2,573,336
XPLR Infrastructure Operating Partners LP(d)
01/15/2031	8.375%	814,000	800,570
03/15/2033	8.625%	1,511,000	1,466,766
Total			30,359,966
Environmental 0.5%
Clean Harbors, Inc.(d)
02/01/2031	6.375%	56,000	56,551
GFL Environmental, Inc.(d)
08/01/2028	4.000%	410,000	389,725
01/15/2031	6.750%	763,000	786,332
Waste Pro USA, Inc.(d)
02/01/2033	7.000%	1,270,000	1,278,295
Total			2,510,903
Finance Companies 4.3%
GGAM Finance Ltd.(d)
06/15/2028	8.000%	966,000	1,015,690
04/15/2029	6.875%	770,000	781,718
03/15/2030	5.875%	1,584,000	1,567,194
Navient Corp.
06/25/2025	6.750%	490,000	490,579
03/15/2029	5.500%	1,362,000	1,288,951
03/15/2031	11.500%	437,000	488,363
08/01/2033	5.625%	1,601,000	1,379,730
OneMain Finance Corp.
05/15/2029	6.625%	1,843,000	1,848,867
03/15/2030	7.875%	1,970,000	2,042,163
09/15/2030	4.000%	301,000	265,659
05/15/2031	7.500%	1,517,000	1,543,320
11/15/2031	7.125%	107,000	107,773
Provident Funding Associates LP/PFG Finance Corp.(d)
09/15/2029	9.750%	1,967,000	2,015,283
Rocket Mortgage LLC/Co-Issuer, Inc.(d)
03/01/2031	3.875%	2,007,000	1,800,759
10/15/2033	4.000%	2,953,000	2,532,246
Springleaf Finance Corp.
11/15/2029	5.375%	33,000	31,420
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United Wholesale Mortgage LLC(d)
06/15/2027	5.750%	777,000	764,020
04/15/2029	5.500%	1,355,000	1,305,933
UWM Holdings LLC(d)
02/01/2030	6.625%	839,000	831,063
Total			22,100,731
Food and Beverage 2.1%
Darling Ingredients, Inc.(d)
04/15/2027	5.250%	797,000	788,403
06/15/2030	6.000%	1,547,000	1,538,129
Performance Food Group, Inc.(d)
09/15/2032	6.125%	538,000	535,819
Post Holdings, Inc.(d)
02/15/2032	6.250%	2,312,000	2,326,674
10/15/2034	6.250%	1,324,000	1,303,579
Primo Water Holdings, Inc./Triton Water Holdings, Inc.(d)
04/30/2029	4.375%	554,000	529,708
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(d)
03/01/2029	4.625%	2,535,000	2,352,248
US Foods, Inc.(d)
09/15/2028	6.875%	182,000	187,026
01/15/2032	7.250%	986,000	1,025,642
Total			10,587,228
Gaming 3.3%
Boyd Gaming Corp.
12/01/2027	4.750%	811,000	794,003
Boyd Gaming Corp.(d)
06/15/2031	4.750%	113,000	104,236
Caesars Entertainment, Inc.(d)
02/15/2030	7.000%	1,012,000	1,024,535
02/15/2032	6.500%	1,780,000	1,775,401
10/15/2032	6.000%	1,600,000	1,494,237
CDI Escrow Issuer, Inc.(d)
04/01/2030	5.750%	790,000	773,563
Churchill Downs, Inc.(d)
05/01/2031	6.750%	999,000	1,006,578
International Game Technology PLC(d)
04/15/2026	4.125%	200,000	197,554
Light & Wonder International, Inc.(d)
09/01/2031	7.500%	1,246,000	1,276,615
MGM Resorts International
04/15/2032	6.500%	778,000	763,220
Midwest Gaming Borrower LLC(d)
05/01/2029	4.875%	1,079,000	1,013,653
Columbia Variable Portfolio – Income Opportunities Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Income Opportunities Fund, March 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Penn National Gaming, Inc.(d)
01/15/2027	5.625%	150,000	148,007
07/01/2029	4.125%	1,250,000	1,109,872
Rivers Enterprise Borrower LLC/Finance Corp.(d)
02/01/2033	6.625%	1,673,000	1,646,348
Scientific Games Holdings LP/US FinCo, Inc.(d)
03/01/2030	6.625%	2,663,000	2,510,864
Scientific Games International, Inc.(d)
05/15/2028	7.000%	787,000	787,018
Wynn Resorts Finance LLC/Capital Corp.(d)
03/15/2033	6.250%	372,000	362,768
Total			16,788,472
Health Care 6.2%
Acadia Healthcare Co., Inc.(d)
07/01/2028	5.500%	76,000	74,045
04/15/2029	5.000%	2,233,000	2,112,216
03/15/2033	7.375%	704,000	704,273
Avantor Funding, Inc.(d)
07/15/2028	4.625%	78,000	75,323
11/01/2029	3.875%	1,985,000	1,832,469
Bausch & Lomb Escrow Corp.(d)
10/01/2028	8.375%	1,000,000	1,035,892
Charles River Laboratories International, Inc.(d)
05/01/2028	4.250%	251,000	240,019
03/15/2029	3.750%	1,131,000	1,041,235
03/15/2031	4.000%	1,569,000	1,403,095
CHS/Community Health Systems, Inc.(d)
03/15/2027	5.625%	702,000	670,652
05/15/2030	5.250%	1,810,000	1,492,620
02/15/2031	4.750%	212,000	167,465
01/15/2032	10.875%	572,000	565,471
Concentra Escrow Issuer Corp.(d)
07/15/2032	6.875%	1,250,000	1,271,821
DaVita, Inc.(d)
06/01/2030	4.625%	651,000	599,996
Hologic, Inc.(d)
02/01/2028	4.625%	290,000	283,926
Indigo Merger Sub, Inc.(d)
07/15/2026	2.875%	200,000	193,888
IQVIA, Inc.(d)
05/15/2027	5.000%	526,000	518,989
05/15/2030	6.500%	511,000	520,482
LifePoint Health, Inc.(d)
10/15/2030	11.000%	37,000	40,286
Medline Borrower LP/Co-Issuer, Inc.(d)
04/01/2029	6.250%	1,284,000	1,301,096
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Mozart Debt Merger Sub, Inc.(d)
04/01/2029	3.875%	1,959,000	1,830,617
10/01/2029	5.250%	3,487,000	3,346,446
Select Medical Corp.(d)
12/01/2032	6.250%	1,384,000	1,349,536
Star Parent, Inc.(d)
10/01/2030	9.000%	2,759,000	2,726,997
Teleflex, Inc.
11/15/2027	4.625%	599,000	582,883
Teleflex, Inc.(d)
06/01/2028	4.250%	1,374,000	1,309,840
Tenet Healthcare Corp.
02/01/2027	6.250%	1,288,000	1,288,357
11/01/2027	5.125%	304,000	299,514
06/15/2028	4.625%	799,000	770,835
06/01/2029	4.250%	839,000	791,880
01/15/2030	4.375%	1,529,000	1,434,057
Total			31,876,221
Independent Energy 4.9%
Baytex Energy Corp.(d)
04/30/2030	8.500%	1,265,000	1,286,684
03/15/2032	7.375%	1,305,000	1,256,927
Civitas Resources, Inc.(d)
11/01/2030	8.625%	1,495,000	1,542,426
07/01/2031	8.750%	194,000	199,568
CNX Resources Corp.(d)
01/15/2029	6.000%	1,055,000	1,040,307
03/01/2032	7.250%	734,000	746,662
Colgate Energy Partners III LLC(d)
07/01/2029	5.875%	3,887,000	3,839,307
Comstock Resources, Inc.(d)
03/01/2029	6.750%	155,000	150,956
01/15/2030	5.875%	83,000	78,350
Hilcorp Energy I LP/Finance Co.(d)
11/01/2028	6.250%	1,325,000	1,322,251
02/01/2029	5.750%	1,334,000	1,290,307
11/01/2033	8.375%	1,739,000	1,781,933
02/15/2035	7.250%	1,869,000	1,786,754
Matador Resources Co.(d)
04/15/2028	6.875%	1,023,000	1,034,158
04/15/2032	6.500%	1,023,000	1,014,930
04/15/2033	6.250%	809,000	790,495
Permian Resources Operating LLC(d)
01/15/2032	7.000%	1,497,000	1,532,987
02/01/2033	6.250%	771,000	768,521
SM Energy Co.
01/15/2027	6.625%	284,000	283,483
07/15/2028	6.500%	1,286,000	1,277,124

Columbia Variable Portfolio – Income Opportunities Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Income Opportunities Fund, March 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SM Energy Co.(d)
08/01/2029	6.750%	769,000	758,316
08/01/2032	7.000%	1,283,000	1,262,743
Total			25,045,189
Leisure 4.5%
Boyne USA, Inc.(d)
05/15/2029	4.750%	1,378,000	1,298,574
Carnival Corp.(d)
08/01/2028	4.000%	3,553,000	3,396,646
08/15/2029	7.000%	988,000	1,032,370
03/15/2030	5.750%	1,199,000	1,194,092
02/15/2033	6.125%	1,167,000	1,149,783
Cinemark USA, Inc.(d)
07/15/2028	5.250%	795,000	771,818
08/01/2032	7.000%	746,000	753,435
Live Nation Entertainment, Inc.(d)
10/15/2027	4.750%	1,073,000	1,046,925
NCL Corp., Ltd.(d)
02/15/2027	5.875%	234,000	233,518
02/01/2032	6.750%	967,000	955,998
Royal Caribbean Cruises Ltd.(d)
07/01/2026	4.250%	78,000	76,804
08/31/2026	5.500%	74,000	73,978
09/30/2031	5.625%	1,044,000	1,025,603
03/15/2032	6.250%	766,000	773,267
02/01/2033	6.000%	1,538,000	1,538,972
Six Flags Entertainment Corp.(d)
05/15/2031	7.250%	2,551,000	2,558,403
Six Flags Entertainment Corp./Theme Parks, Inc.(d)
05/01/2032	6.625%	1,795,000	1,810,298
Vail Resorts, Inc.(d)
05/15/2032	6.500%	1,026,000	1,037,637
Viking Cruises Ltd.(d)
07/15/2031	9.125%	1,656,000	1,768,819
VOC Escrow Ltd.(d)
02/15/2028	5.000%	799,000	778,565
Total			23,275,505
Lodging 0.6%
Hilton Domestic Operating Co., Inc.(d)
03/15/2033	5.875%	521,000	515,858
Hilton Grand Vacations Borrower Escrow LLC(d)
07/01/2031	4.875%	1,145,000	1,006,174
01/15/2032	6.625%	1,408,000	1,396,743
Total			2,918,775
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Media and Entertainment 2.8%
Clear Channel Outdoor Holdings, Inc.(d)
09/15/2028	9.000%	487,000	501,189
04/01/2030	7.875%	1,305,000	1,280,461
Clear Channel Worldwide Holdings, Inc.(d)
08/15/2027	5.125%	2,122,000	2,053,627
McGraw-Hill Education, Inc.(d)
09/01/2031	7.375%	763,000	770,824
Outfront Media Capital LLC/Corp.(d)
01/15/2029	4.250%	1,101,000	1,019,844
03/15/2030	4.625%	2,228,000	2,034,799
02/15/2031	7.375%	1,992,000	2,074,306
Roblox Corp.(d)
05/01/2030	3.875%	2,317,000	2,109,821
Snap, Inc.(d)
03/01/2033	6.875%	1,190,000	1,190,376
Univision Communications, Inc.(d)
08/15/2028	8.000%	526,000	528,248
06/30/2030	7.375%	1,062,000	1,019,292
Total			14,582,787
Metals and Mining 3.1%
Alcoa Nederland Holding BV(d)
03/15/2031	7.125%	490,000	504,287
Allegheny Technologies, Inc.
10/01/2029	4.875%	819,000	779,908
10/01/2031	5.125%	1,085,000	1,018,364
Cleveland-Cliffs, Inc.(d)
11/01/2029	6.875%	781,000	764,828
Constellium SE(d)
04/15/2029	3.750%	1,667,000	1,513,169
08/15/2032	6.375%	2,861,000	2,794,901
Hudbay Minerals, Inc.(d)
04/01/2026	4.500%	277,000	272,759
04/01/2029	6.125%	3,135,000	3,124,850
Kaiser Aluminum Corp.(d)
06/01/2031	4.500%	2,915,000	2,579,586
Novelis Corp.(d)
11/15/2026	3.250%	284,000	274,900
01/30/2030	4.750%	1,103,000	1,026,116
08/15/2031	3.875%	1,187,000	1,031,250
Novelis, Inc.(d)
01/30/2030	6.875%	405,000	409,747
Total			16,094,665
Midstream 5.6%
Antero Midstream Partners LP/Finance Corp.(d)
02/01/2032	6.625%	1,272,000	1,293,682
Columbia Variable Portfolio – Income Opportunities Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Income Opportunities Fund, March 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CNX Midstream Partners LP(d)
04/15/2030	4.750%	2,884,000	2,691,028
Delek Logistics Partners LP/Finance Corp.(d)
03/15/2029	8.625%	2,491,000	2,579,574
DT Midstream, Inc.(d)
06/15/2031	4.375%	1,389,000	1,279,583
EQM Midstream Partners LP(d)
04/01/2029	6.375%	162,000	165,301
Hess Midstream Operations LP(d)
03/01/2028	5.875%	372,000	374,045
10/15/2030	5.500%	303,000	297,403
NuStar Logistics LP
06/01/2026	6.000%	755,000	756,878
04/28/2027	5.625%	3,087,000	3,070,048
Rockies Express Pipeline LLC(d)
03/15/2033	6.750%	414,000	421,923
Sunoco LP(d)
05/01/2029	7.000%	1,269,000	1,299,117
05/01/2032	7.250%	1,255,000	1,296,431
07/01/2033	6.250%	1,544,000	1,543,973
TransMontaigne Partners LLC(d)
06/15/2030	8.500%	1,808,000	1,822,604
Venture Global Calcasieu Pass LLC(d)
08/15/2031	4.125%	2,005,000	1,821,602
11/01/2033	3.875%	3,026,000	2,604,339
Venture Global LNG, Inc.(d),(f),(h)
	9.000%	2,247,000	2,126,707
Venture Global LNG, Inc.(d)
02/01/2029	9.500%	1,554,000	1,666,257
01/15/2030	7.000%	782,000	770,584
02/01/2032	9.875%	923,000	980,616
Total			28,861,695
Oil Field Services 2.2%
Archrock Partners LP/Finance Corp.(d)
09/01/2032	6.625%	769,000	772,126
Kodiak Gas Services LLC(d)
02/15/2029	7.250%	1,252,000	1,277,547
Nabors Industries, Inc.(d)
05/15/2027	7.375%	765,000	754,763
01/31/2030	9.125%	1,481,000	1,481,754
08/15/2031	8.875%	1,324,000	1,151,107
Noble Finance II LLC(d)
04/15/2030	8.000%	1,532,000	1,530,805
Transocean Aquila Ltd.(d)
09/30/2028	8.000%	943,092	961,098
Transocean Titan Financing Ltd.(d)
02/01/2028	8.375%	2,034,810	2,079,474
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
USA Compression Partners LP/Finance Corp.(d)
03/15/2029	7.125%	1,270,000	1,291,828
Total			11,300,502
Other Industry 0.4%
Williams Scotsman International, Inc.(d)
08/15/2028	4.625%	812,000	786,986
Williams Scotsman, Inc.(d)
06/15/2029	6.625%	758,000	766,724
04/15/2030	6.625%	296,000	299,112
Total			1,852,822
Other REIT 2.1%
Ladder Capital Finance Holdings LLLP/Corp.(d)
10/01/2025	5.250%	255,000	254,260
02/01/2027	4.250%	2,408,000	2,344,281
07/15/2031	7.000%	1,241,000	1,274,733
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(d)
10/01/2028	5.875%	1,338,000	1,306,550
05/15/2029	4.875%	825,000	772,069
RHP Hotel Properties LP/Finance Corp.(d)
07/15/2028	7.250%	496,000	508,375
02/15/2029	4.500%	545,000	515,513
04/01/2032	6.500%	772,000	770,873
RLJ Lodging Trust LP(d)
07/01/2026	3.750%	194,000	189,853
09/15/2029	4.000%	859,000	771,780
Service Properties Trust(d)
11/15/2031	8.625%	1,247,000	1,315,361
XHR LP(d)
05/15/2030	6.625%	507,000	498,229
Total			10,521,877
Packaging 1.5%
Ardagh Metal Packaging Finance USA LLC/PLC(d)
09/01/2029	4.000%	2,731,000	2,327,161
Canpack SA/US LLC(d)
11/15/2029	3.875%	1,738,000	1,574,922
Clydesdale Acquisition Holdings, Inc.(d)
04/15/2030	8.750%	1,465,000	1,486,353
Clydesdale Acquisition Holdings, Inc.(d),(g)
04/15/2032	6.750%	1,171,000	1,178,665
Trivium Packaging Finance BV(d)
08/15/2026	5.500%	986,000	971,211
Total			7,538,312
Paper 0.1%
Glatfelter Corp.(d)
11/15/2031	7.250%	357,000	347,131

Columbia Variable Portfolio – Income Opportunities Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Income Opportunities Fund, March 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pharmaceuticals 2.0%
1261229 BC Ltd.(d),(g)
04/15/2032	10.000%	2,339,000	2,326,943
Bausch Health Companies, Inc.(d)
08/15/2027	5.750%	584,000	582,979
06/01/2028	4.875%	1,471,000	1,182,111
Grifols Escrow Issuer SA(d)
10/15/2028	4.750%	2,301,000	2,126,231
Jazz Securities DAC(d)
01/15/2029	4.375%	2,186,000	2,077,611
Organon Finance 1 LLC(d)
04/30/2028	4.125%	1,111,000	1,038,376
04/30/2031	5.125%	1,149,000	1,002,757
Total			10,337,008
Property & Casualty 3.0%
Alliant Holdings Intermediate LLC/Co-Issuer(d)
10/15/2027	4.250%	1,379,000	1,331,043
04/15/2028	6.750%	2,852,000	2,863,851
01/15/2031	7.000%	141,000	141,565
10/01/2031	6.500%	1,304,000	1,281,793
AmWINS Group, Inc.(d)
02/15/2029	6.375%	1,284,000	1,293,834
Ardonagh Finco Ltd.(d)
02/15/2031	7.750%	763,000	778,522
HUB International Ltd.(d)
01/31/2032	7.375%	1,001,000	1,019,498
HUB International, Ltd.(d)
06/15/2030	7.250%	2,963,000	3,049,378
Lumbermens Mutual Casualty Co.(d),(i)
12/01/2097	0.000%	30,000	30
Lumbermens Mutual Casualty Co.(i)
Subordinated
07/01/2026	0.000%	645,000	645
Panther Escrow Issuer LLC(d)
06/01/2031	7.125%	1,912,000	1,946,968
Radian Group, Inc.
03/15/2027	4.875%	262,000	261,773
05/15/2029	6.200%	105,000	108,337
Ryan Specialty LLC(d)
08/01/2032	5.875%	1,056,000	1,043,079
Total			15,120,316
Railroads 0.7%
Genesee & Wyoming, Inc.(d)
04/15/2032	6.250%	1,825,000	1,822,855
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Watco Cos LLC/Finance Corp.(d)
08/01/2032	7.125%	1,985,000	1,994,674
Total			3,817,529
Restaurants 0.8%
1011778 BC ULC/New Red Finance, Inc.(d)
06/15/2029	6.125%	1,012,000	1,020,189
09/15/2029	5.625%	1,043,000	1,034,049
Fertitta Entertainment LLC/Finance Co., Inc.(d)
01/15/2029	4.625%	827,000	762,222
Yum! Brands, Inc.
04/01/2032	5.375%	1,329,000	1,295,643
Total			4,112,103
Retailers 2.5%
Asbury Automotive Group, Inc.(d)
11/15/2029	4.625%	555,000	519,901
02/15/2032	5.000%	849,000	769,002
Belron UK Finance PLC(d)
10/15/2029	5.750%	532,000	528,319
Cougar JV Subsidiary LLC(d)
05/15/2032	8.000%	753,000	777,538
Group 1 Automotive, Inc.(d)
08/15/2028	4.000%	552,000	519,271
01/15/2030	6.375%	512,000	513,692
Hanesbrands, Inc.(d)
02/15/2031	9.000%	959,000	1,010,987
L Brands, Inc.
06/15/2029	7.500%	80,000	82,025
L Brands, Inc.(d)
10/01/2030	6.625%	1,532,000	1,554,784
LCM Investments Holdings II LLC(d)
05/01/2029	4.875%	1,393,000	1,306,444
08/01/2031	8.250%	735,000	763,272
Lithia Motors, Inc.(d)
01/15/2031	4.375%	847,000	767,505
Penske Automotive Group, Inc.
09/01/2025	3.500%	208,000	206,646
PetSmart, Inc./Finance Corp.(d)
02/15/2028	4.750%	1,635,000	1,529,653
02/15/2029	7.750%	2,099,000	1,928,877
Walgreens Boots Alliance, Inc.
11/18/2044	4.800%	316,000	286,070
Total			13,063,986
Supermarkets 0.3%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(d)
03/15/2029	3.500%	850,000	783,238
Columbia Variable Portfolio – Income Opportunities Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Income Opportunities Fund, March 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(d)
01/15/2027	4.625%	794,000	782,345
Total			1,565,583
Technology 10.9%
Amentum Escrow Corp.(d)
08/01/2032	7.250%	1,540,000	1,520,869
Block, Inc.
06/01/2031	3.500%	175,000	154,094
Block, Inc.(d)
05/15/2032	6.500%	1,734,000	1,752,266
Camelot Finance SA(d)
11/01/2026	4.500%	440,000	432,164
Central Parent LLC/CDK Global II LLC/Financing, Co., Inc.(d)
06/15/2029	8.000%	1,242,000	1,089,916
Central Parent, Inc./CDK Global, Inc.(d)
06/15/2029	7.250%	1,325,000	1,149,065
Clarivate Science Holdings Corp.(d)
07/01/2028	3.875%	1,938,000	1,797,414
07/01/2029	4.875%	2,263,000	2,019,302
Cloud Software Group, Inc.(d)
09/30/2029	9.000%	2,034,000	2,028,185
06/30/2032	8.250%	2,453,000	2,492,789
Entegris Escrow Corp.(d)
04/15/2029	4.750%	1,135,000	1,094,859
06/15/2030	5.950%	2,275,000	2,263,852
Gen Digital, Inc.(d)
04/01/2033	6.250%	864,000	861,294
GTCR W-2 Merger Sub LLC(d)
01/15/2031	7.500%	2,437,000	2,537,364
HealthEquity, Inc.(d)
10/01/2029	4.500%	2,213,000	2,074,036
Helios Software Holdings, Inc.(d)
05/01/2028	4.625%	1,409,000	1,269,111
Helios Software Holdings, Inc./ION Corporate Solutions Finance Sarl(d)
05/01/2029	8.750%	1,798,000	1,789,183
ION Trading Technologies Sarl(d)
05/15/2028	5.750%	853,000	793,835
05/30/2029	9.500%	1,759,000	1,770,787
Iron Mountain Information Management Services, Inc.(d)
07/15/2032	5.000%	435,000	401,436
Iron Mountain, Inc.(d)
09/15/2027	4.875%	268,000	262,622
01/15/2033	6.250%	550,000	545,344
NCR Atleos Escrow Corp.(d)
04/01/2029	9.500%	2,380,000	2,580,219
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NCR Corp.(d)
10/01/2028	5.000%	1,083,000	1,041,934
04/15/2029	5.125%	1,093,000	1,040,833
Neptune Bidco US, Inc.(d)
04/15/2029	9.290%	1,968,000	1,706,976
Picard Midco, Inc.(d)
03/31/2029	6.500%	3,989,000	3,878,153
Seagate HDD
12/15/2029	8.250%	714,000	759,860
07/15/2031	8.500%	234,000	248,614
Sensata Technologies BV(d)
09/01/2030	5.875%	270,000	260,481
Sensata Technologies, Inc.(d)
07/15/2032	6.625%	753,000	747,517
Shift4 Payments LLC/Finance Sub, Inc.(d)
11/01/2026	4.625%	648,000	638,627
08/15/2032	6.750%	2,004,000	2,021,188
SS&C Technologies, Inc.(d)
06/01/2032	6.500%	1,025,000	1,036,742
Synaptics, Inc.(d)
06/15/2029	4.000%	1,134,000	1,039,731
UKG, Inc.(d)
02/01/2031	6.875%	3,267,000	3,315,297
WEX, Inc.(d)
03/15/2033	6.500%	641,000	633,790
Zebra Technologies Corp.(d)
06/01/2032	6.500%	1,271,000	1,286,892
ZoomInfo Technologies LLC/Finance Corp.(d)
02/01/2029	3.875%	3,689,000	3,385,346
Total			55,721,987
Transportation Services 0.4%
Avis Budget Car Rental LLC/Finance, Inc.(d)
01/15/2030	8.250%	749,000	728,232
02/15/2031	8.000%	1,265,000	1,233,849
Total			1,962,081
Wireless 1.2%
SBA Communications Corp.
02/15/2027	3.875%	922,000	896,988
Vmed O2 UK Financing I PLC(d)
01/31/2031	4.250%	2,393,000	2,060,313
07/15/2031	4.750%	2,351,000	2,049,591
04/15/2032	7.750%	1,031,000	1,036,287
Total			6,043,179

Columbia Variable Portfolio – Income Opportunities Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Income Opportunities Fund, March 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wirelines 1.3%
Fibercop SpA(d)
07/18/2036	7.200%	170,000	164,688
Frontier Communications Holdings LLC(d)
05/15/2030	8.750%	324,000	341,256
03/15/2031	8.625%	945,000	1,007,090
Iliad Holding SAS(d)
10/15/2028	7.000%	1,594,000	1,613,666
Iliad Holding SASU(d)
04/15/2031	8.500%	736,000	770,960
04/15/2032	7.000%	784,000	786,773
Optics Bidco SpA(d)
06/04/2038	7.721%	585,000	588,140
Windstream Escrow LLC/Finance Corp.(d)
10/01/2031	8.250%	1,296,000	1,320,482
Total			6,593,055
Total Corporate Bonds & Notes (Cost $505,098,193)			495,739,076

Foreign Government Obligations(j) 0.9%

Canada 0.9%
NOVA Chemicals Corp.(d)
05/01/2025	5.000%	239,000	238,717
11/15/2028	8.500%	1,236,000	1,305,475
05/15/2029	4.250%	1,137,000	1,086,422
02/15/2030	9.000%	1,254,000	1,347,993
12/01/2031	7.000%	498,000	519,341
Total			4,497,948
Total Foreign Government Obligations (Cost $4,465,080)			4,497,948

Senior Loans 1.5%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Chemicals 0.2%
Ineos US Finance LLC(k),(l),(m)
Term Loan
1-month Term SOFR + 3.250% 02/18/2030	7.575%	820,000	786,175
Consumer Cyclical Services 0.2%
8th Avenue Food & Provisions, Inc.(l),(m)
1st Lien Term Loan
1-month Term SOFR + 3.750% 10/01/2025	8.189%	1,937	1,894
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Arches Buyer, Inc.(l),(m)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 12/06/2027	7.675%	1,062,227	1,038,496
Total			1,040,390
Property & Casualty 0.4%
Broadstreet Partners, Inc.(k),(l),(m)
Tranche B Term Loan
1-month Term SOFR + 3.000% 06/13/2031	7.325%	1,922,262	1,903,905
Retailers 0.2%
Hanesbrands, Inc.(l),(m)
Tranche B Term Loan
1-month Term SOFR + 2.750% 03/07/2032	7.075%	225,025	224,368
PetSmart LLC(l),(m)
Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 02/11/2028	8.175%	651,726	640,047
Total			864,415
Technology 0.5%
Ascend Learning LLC(l),(m)
Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 12/11/2028	7.325%	780,850	770,668
McAfee Corp.(k),(l),(m)
Tranche B1 Term Loan
1-month Term SOFR + 3.000% 03/01/2029	7.323%	850,000	809,837
UKG, Inc.(l),(m)
1st Lien Term Loan
3-month Term SOFR + 3.000% 02/10/2031	7.300%	1,168,897	1,165,799
Total			2,746,304
Total Senior Loans (Cost $7,419,557)			7,341,189
Columbia Variable Portfolio – Income Opportunities Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Income Opportunities Fund, March 31, 2025 (Unaudited)

Money Market Funds 0.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.504%(n),(o)	3,659,609	3,658,878
Total Money Market Funds (Cost $3,658,878)		3,658,878
Total Investments in Securities (Cost: $522,518,840)		512,805,614
Other Assets & Liabilities, Net		(826,166)
Net Assets		511,979,448
Notes to Portfolio of Investments
(a)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2025, the total value of these securities amounted to $6, which represents less than 0.01% of total net assets.

(b)	Non-income producing investment.
(c)	Valuation based on significant unobservable inputs.
(d)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At March 31, 2025, the total value of these securities amounted to $460,797,484, which represents 90.00% of total net assets.

(e)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(f)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of March 31, 2025.

(g)	Represents a security purchased on a when-issued basis.
(h)	Perpetual security with no specified maturity date.
(i)	Represents a security in default.
(j)	Principal and interest may not be guaranteed by a governmental entity.
(k)	Represents a security purchased on a forward commitment basis.
(l)
The stated interest rate represents the weighted average interest rate at March 31, 2025 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(m)	Variable rate security. The interest rate shown was the current rate as of March 31, 2025.
(n)	The rate shown is the seven-day current annualized yield at March 31, 2025.
(o)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.504%
	5,623,862	31,434,614	(33,399,598)	—	3,658,878	(271)	75,564	3,659,609
Abbreviation Legend
SOFR	Secured Overnight Financing Rate
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Columbia Variable Portfolio – Income Opportunities Fund  | 2025

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1QT7011_12_D01_(05/25)